Subsidiaries With Non-controlling Interest - Subsidiaries With Material Non-controlling Interest (Details) - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Equity attributable to non-controlling interests:
Equity Attributable to Noncontrolling Interests		€ 46	€ 115
Loss/ (Profit) attributable to non-controlling interest:
Loss/ (Profit) attributable to non-controlling interest		€ (12)	59	€ 167
Ompi of Japan Co., Ltd.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country		Japan
Equity attributable to non-controlling interests:
Equity Attributable to Noncontrolling Interests	[1]		56
Loss/ (Profit) attributable to non-controlling interest:
Loss/ (Profit) attributable to non-controlling interest	[1]		€ 56
Medical Glass a.s.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country		Slovakia
Percentage of equity interest held by non-controlling interests		0.26%	0.26%
Equity attributable to non-controlling interests:
Equity Attributable to Noncontrolling Interests		€ 46	€ 59
Loss/ (Profit) attributable to non-controlling interest:
Loss/ (Profit) attributable to non-controlling interest		€ (12)	€ 3

[1]	Effective July 31, 2023, Stevanato Group entered into an agreement with Winckler & Co. Ltd, SE Holdings Co. Ltd and Ompi of Japan Co., Ltd., to purchase the remaining minority equity interests in Ompi of Japan Co., Ltd. and to terminate the JV agreement with SE Holdings Co. Ltd.